Deferred Revenue (Details) (Cheniere Energy Partners, LP [Member], USD $)	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012		Dec. 31, 2013 Advance Capacity Reservation Fee [Member]	Dec. 31, 2012 Advance Capacity Reservation Fee [Member]	Dec. 31, 2013 Advance Capacity Reservation Fee [Member] Total Gas and Power North America, Inc. [Member]	Apr. 30, 2005 Advance Capacity Reservation Fee [Member] Total Gas and Power North America, Inc. [Member]	Nov. 30, 2004 Advance Capacity Reservation Fee [Member] Total Gas and Power North America, Inc. [Member]	Dec. 31, 2005 Advance Capacity Reservation Fee [Member] Chevron U.S.A. Inc. [Member]	Dec. 31, 2013 Advance Capacity Reservation Fee [Member] Chevron U.S.A. Inc. [Member]	Nov. 30, 2004 Advance Capacity Reservation Fee [Member] Chevron U.S.A. Inc. [Member]	Dec. 31, 2013 TUA Payments [Member]	Dec. 31, 2012 TUA Payments [Member]	Dec. 31, 2013 TUA Payments [Member] Maximum [Member]	Dec. 31, 2013 TUA Payments [Member] Minimum [Member]
Deferred Revenue Arrangement [Line Items]
Nonrefundable advance capacity reservation fee								$ 10,000,000	$ 10,000,000	$ 20,000,000
Regasification capacity, in Bcf/d									1.0	1.0		0.7
Advanced capacity reservation fees amortization period	10 years						10 years				10 years
Increase in regasification capacity, in Bcf/d										0.3
Deferred Revenue, Current	26,593,000	26,639,000	26,540,000	[1]	4,000,000	4,000,000							21,200,000	21,100,000
Deferred revenue, Noncurrent	17,500,000	15,500,000	21,500,000	[1]	17,500,000	21,500,000
Monthly Capacity Payments															100.00%	0.00%
Deferred Revenue Related Party Noncurrent													$ 0	$ 0

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.